Shareholders' Equity	12 Months Ended
Jun. 28, 2020
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity
At June 28, 2020, the Company had reserved a total of approximately 39.0 million shares of its common stock for future issuance as follows (in thousands):

Number of Shares
For exercise of outstanding common stock options	983
For vesting of outstanding stock units	2,932
For future equity awards under 2013 Long-Term Incentive Compensation Plan	5,478
For future issuance under the Non-Employee Director Stock Compensation and Deferral Program	48
For future issuance to employees under the 2005 Employee Stock Purchase Plan	849
For future issuance upon conversion of the 2023 Notes	12,560
For future issuance upon conversion of the 2026 Notes	16,102
Total common shares reserved	38,952